Other liabilities	12 Months Ended
Dec. 31, 2020
23. Other liabilities
Other liabilities

23 Other liabilities

	2020	2019
	£m	£m
Accruals and deferred income	3,683	3,472
Other creditors	3,447	3,257
Items in the course of collection due to other banks	88	213
Lease liabilities (refer to Note 21)	1,444	1,563
Other liabilities	8,662	8,505